Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.9%
		Basic Industry - Chemicals—0.8%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$ 93,050
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	93,284
85,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	86,603
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	203,496
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	302,769
		TOTAL	779,202
		Basic Industry - Metals & Mining—1.9%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	240,007
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	40,790
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	153,894
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	253,437
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	285,216
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	233,319
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	301,063
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	162,616
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	107,283
		TOTAL	1,777,625
		Basic Industry - Paper—0.9%
150,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	144,665
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	281,943
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	150,364
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	143,983
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	132,272
		TOTAL	853,227
		Capital Goods - Aerospace & Defense—2.7%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	154,754
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	232,721
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	381,150
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	104,125
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	170,379
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	235,296
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	372,006
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	728,696
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	103,595
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	51,688
		TOTAL	2,534,410
		Capital Goods - Building Materials—0.5%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	121,049
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	209,469
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	155,275
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,157
		TOTAL	489,950
		Capital Goods - Construction Machinery—0.5%
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	460,558

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—2.9%
$1,900,000	General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	$ 1,891,382
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	61,361
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	254,425
275,000	Valmont Industries, Inc., 5.250%, 10/1/2054	258,726
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	223,403
	TOTAL	2,689,297
	Capital Goods - Packaging—0.9%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	181,192
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	66,786
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	84,623
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	246,981
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	122,454
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	152,022
	TOTAL	854,058
	Communications - Cable & Satellite—2.1%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	494,371
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	379,182
300,000	Charter Communications, Inc., 4.200%, 3/15/2028	298,238
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	161,073
300,000	Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	305,035
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	297,492
	TOTAL	1,935,391
	Communications - Media & Entertainment—4.5%
450,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	466,591
200,000	CBS Corp., 3.700%, 8/15/2024	203,486
200,000	CBS Corp., 4.900%, 8/15/2044	197,567
190,000	CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	185,302
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	389,375
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	391,042
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	144,665
175,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	198,326
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	281,760
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	246,243
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	71,483
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	310,700
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	202,165
280,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	259,886
300,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 3.700%, 9/15/2024	312,986
200,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 3.700%, 10/15/2025	207,786
100,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 6.750%, 1/9/2038	138,267
	TOTAL	4,207,630
	Communications - Telecom Wireless—2.6%
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	104,531
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	216,081
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	291,406
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	418,359
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	211,164
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	286,482
330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	335,336

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	$ 234,647
330,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	330,556
	TOTAL	2,428,562
	Communications - Telecom Wirelines—7.1%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	772,678
1,290,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,270,683
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	428,715
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	288,307
800,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	813,215
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	235,366
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	183,101
240,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	252,470
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,801
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	785,910
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	379,234
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	317,377
360,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	370,526
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	547,342
	TOTAL	6,693,725
	Consumer Cyclical - Automotive—2.2%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	197,060
470,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	467,339
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	197,684
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	406,684
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	114,860
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	290,193
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	204,168
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	206,273
	TOTAL	2,084,261
	Consumer Cyclical - Retailers—4.0%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	104,998
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	83,199
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	130,710
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,647
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	50,678
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	395,894
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	888,320
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	531,086
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	308,046
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	323,673
450,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	456,803
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	346,412
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	109,698
	TOTAL	3,783,164
	Consumer Cyclical - Services—0.5%
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	471,402
	Consumer Non-Cyclical - Food/Beverage—7.0%
1,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	1,006,468
100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	101,804

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	$ 472,060
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	532,885
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	111,286
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	265,190
290,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	278,481
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	203,446
365,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	362,498
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	80,238
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	203,284
300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	309,375
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	151,719
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	248,431
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 144A, 5.085%, 5/25/2048	256,791
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	444,563
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	287,232
220,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	228,418
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	245,848
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	134,675
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	285,472
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	206,180
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	182,214
	TOTAL	6,598,558
	Consumer Non-Cyclical - Health Care—1.4%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	121,036
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	51,662
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	55,906
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	315,052
260,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	269,111
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	40,924
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	241,358
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.100%, 8/15/2047	248,340
	TOTAL	1,343,389
	Consumer Non-Cyclical - Pharmaceuticals—4.1%
227,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	236,066
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	463,116
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	295,777
500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	525,987
250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	252,160
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	202,462
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	102,748
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	511,395
375,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	394,797
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	187,919
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	491,136
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	213,885
	TOTAL	3,877,448
	Consumer Non-Cyclical - Products—0.4%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.100%, 5/15/2044	387,681

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.4%
$300,000	Kroger Co., Bond, 6.900%, 4/15/2038	$ 359,066
	Consumer Non-Cyclical - Tobacco—1.7%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	206,567
500,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	537,304
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	175,766
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	308,710
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	335,235
	TOTAL	1,563,582
	Energy - Independent—3.4%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	400,275
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	196,645
500,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	504,654
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	602,778
390,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	389,621
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	180,573
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	424,134
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	506,973
	TOTAL	3,205,653
	Energy - Integrated—0.8%
250,000	Husky Energy, Inc., 4.000%, 4/15/2024	255,673
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	243,651
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	112,479
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	130,872
	TOTAL	742,675
	Energy - Midstream—6.5%
80,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	80,736
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	104,526
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	114,148
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	634,039
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	246,800
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	272,690
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	196,521
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	532,473
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	41,253
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	417,750
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	574,942
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	310,356
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.200%, 3/1/2048	316,880
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	398,172
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	188,853
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	494,451
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	287,310
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	197,262
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	296,336
400,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	399,857
	TOTAL	6,105,355
	Energy - Oil Field Services—0.1%
165,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 4/15/2042	93,175

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—1.2%
$200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	$ 201,998
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	183,326
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	208,946
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	141,207
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	423,226
	TOTAL	1,158,703
	Financial Institution - Banking—8.0%
210,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	215,482
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	204,011
300,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	305,385
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	817,397
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	492,726
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	260,848
180,000	Citigroup, Inc., 4.125%, 7/25/2028	181,345
250,000	Citigroup, Inc., 5.500%, 9/13/2025	274,439
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	756,798
250,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	254,446
180,000	Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	184,630
150,000	Citizens Financial Group, Inc., Sub. Note, 4.350%, 8/1/2025	153,667
200,000	Comerica, Inc., 3.800%, 7/22/2026	201,423
250,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.750%, 9/29/2019	249,792
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	198,331
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	123,023
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	206,958
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	922,737
40,000	Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	42,621
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	483,088
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	179,862
410,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	413,320
200,000	SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	198,566
150,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	150,449
	TOTAL	7,471,344
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
190,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	194,651
300,000	Stifel Financial Corp., 4.250%, 7/18/2024	309,121
200,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	210,444
	TOTAL	714,216
	Financial Institution - Finance Companies—1.4%
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	524,303
300,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	310,392
400,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	371,256
70,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	71,598
	TOTAL	1,277,549
	Financial Institution - Insurance - Health—1.4%
500,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	518,132
500,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	513,173
250,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.900%, 12/15/2048	259,110
	TOTAL	1,290,415

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—1.7%
$ 75,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	$ 98,320
300,000	American International Group, Inc., 4.500%, 7/16/2044	288,244
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	263,442
100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	90,004
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	146,130
200,000	Lincoln National Corp., Sr. Unsecd. Note, 6.250%, 2/15/2020	205,726
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	151,173
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	68,826
250,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	243,916
	TOTAL	1,555,781
	Financial Institution - Insurance - P&C—1.3%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	520,090
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	128,131
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	152,089
13,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,483
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	429,287
	TOTAL	1,243,080
	Financial Institution - REIT - Apartment—1.0%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	164,933
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	152,991
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	100,510
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	72,808
250,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	254,655
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	197,319
	TOTAL	943,216
	Financial Institution - REIT - Healthcare—0.7%
400,000	Healthcare Trust of America, 3.700%, 4/15/2023	404,571
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	290,309
	TOTAL	694,880
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	103,315
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	90,945
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	100,798
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	62,705
	TOTAL	357,763
	Financial Institution - REIT - Other—0.5%
160,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	167,151
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	312,205
	TOTAL	479,356
	Financial Institution - REIT - Retail—1.0%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	131,966
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	80,790
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	291,776
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	174,856
200,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	185,490
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,229
	TOTAL	910,107
	Technology—5.7%
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	1,041,789

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	$ 61,589
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	904,271
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	186,586
100,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	100,979
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	206,993
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	292,428
310,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	313,000
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	99,362
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	69,483
450,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	468,070
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	158,414
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	205,399
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	203,940
350,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	353,592
160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	163,488
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	84,185
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	227,690
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	154,251
	TOTAL	5,295,509
	Transportation - Railroads—0.9%
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	208,836
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	132,984
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	305,706
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	209,864
	TOTAL	857,390
	Transportation - Services—1.1%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	374,770
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	402,493
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	202,548
	TOTAL	979,811
	Utility - Electric—6.2%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	133,062
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	80,721
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	95,286
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	262,143
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	136,599
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	228,940
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	298,307
300,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	300,550
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	405,969
290,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	300,412
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	208,780
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	103,668
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	184,651
390,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	373,700
240,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.650%, 8/15/2025	247,687
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	608,201
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	291,281
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	201,524

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	$ 286,599
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	101,635
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	249,966
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	204,850
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	206,570
80,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	81,659
250,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	254,819
	TOTAL	5,847,579
	Utility - Natural Gas—1.7%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	340,177
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	90,030
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	200,788
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	125,038
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	92,649
300,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	289,905
200,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	200,213
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	251,821
	TOTAL	1,590,621
	TOTAL CORPORATE BONDS (IDENTIFIED COST $87,135,680)	88,986,364
	FOREIGN GOVERNMENTS/AGENCIES—3.7%
	Sovereign—3.7%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	456,979
400,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	411,000
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	902,880
700,000	Mexico, Government of, 3.750%, 1/11/2028	691,390
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	196,400
206,000	Mexico, Government of, Series MTN, Series A, 6.750%, 9/27/2034	250,931
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	300,000
190,000	Peru, Government of, 6.550%, 3/14/2037	255,788
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,297,985)	3,465,368
	REPURCHASE AGREEMENT—2.1%
2,021,000	Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $2,021,000)	2,021,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $92,454,665)	94,472,732
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[2]	(693,490)
	TOTAL NET ASSETS—100%	$ 93,779,242

At March 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Notes 2-Year Long Futures	25	$5,327,344	June 2019	$ 19,668
3U.S. Treasury Notes 10-Year Short Futures	50	$6,210,938	June 2019	$ (87,226)
3U.S. Treasury Bond Ultra Short Futures	6	$1,008,000	June 2019	$ (36,858)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(104,416)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,312,061 and $7,188,170, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$88,986,364	$—	$88,986,364
Foreign Governments/Agencies	—	3,465,368	—	3,465,368
Repurchase Agreement	—	2,021,000	—	2,021,000
TOTAL SECURITIES	$ —	$94,472,732	$—	$94,472,732
Other Financial Instruments:[1]
Assets	$ 19,668	$ —	$—	$ 19,668
Liabilities	(124,084)	—	—	(124,084)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(104,416)	$ —	$—	$ (104,416)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2019 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.6%
7,782,395	High Yield Bond Portfolio (IDENTIFIED COST $49,731,784)	$ 48,484,322
	REPURCHASE AGREEMENT—0.7%
$ 341,000	Interest in $1,120,000,000 joint repurchase agreement 2.600%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $341,000)	341,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $50,072,784)	48,825,322
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[1]	(147,394)
	TOTAL NET ASSETS—100%	$ 48,677,928
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2018	7,163,621
Purchases/Additions	659,271
Sales/Reductions	(40,497)
Balance of Shares Held 3/31/2019	7,782,395
Value	$48,484,322
Change in Unrealized Appreciation/Depreciation	$ 2,617,624
Net Realized Gain/(Loss)	$ (21,197)
Dividend Income	$ 741,357
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2019, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $48,484,322 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
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Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2019 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.8%
10,970,187	Federated Mortgage Core Portfolio (IDENTIFIED COST $107,019,059)	$ 106,849,626
	REPURCHASE AGREEMENT—0.4%
$ 452,000	Interest in $1,120,000,000 joint repurchase agreement 2.60%, dated 3/29/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,120,242,667 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $1,142,647,520. (IDENTIFIED COST $452,000)	452,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $107,471,059)	107,301,626
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[1]	(250,536)
	TOTAL NET ASSETS—100%	$ 107,051,090
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2018	10,332,179
Purchases/Additions	712,042
Sales/Reductions	(74,034)
Balance of Shares Held 3/31/2019	10,970,187
Value	$106,849,626
Change in Unrealized Appreciation/Depreciation	$ 1,538,470
Net Realized Gain/(Loss)	$ (22,378)
Dividend Income	$ 895,231
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2019, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $106,849,626 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
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